Commitments and contingencies (Details Narrative)	9 Months Ended
Sep. 30, 2026 USD ($)
Notes and other explanatory information [abstract]
Contracts additional payments	$ 600,000
Minimum commitments remaining contracts	$ 4,135,208
Number of due term	1 year